LONG-TERM LOANS AND CREDIT LINES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended					12 Months Ended
	Nov. 30, 2023	Aug. 31, 2022	May 31, 2022	Mar. 31, 2022	Feb. 28, 2022	Dec. 31, 2023	Feb. 24, 2024	Jun. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Current maturities of long-term loans						$ 2,200			$ 1,876
Short-term credit line						12,138			$ 6,101
Line of Credit [Member]
Debt Instrument [Line Items]
Additional loan amount of short term line of credit						1,000
Outstanding amount of short term debt						$ 10,000
Percentage of tangible assets net						65.00%
Debt service coverage ratio						1.25%
Maximum net debt to EBITDA ratio						3.50%
Machinary Finance Loans [Member]
Debt Instrument [Line Items]
Short-term credit line						$ 700
Line of Credit [Member]
Debt Instrument [Line Items]
Net debt to equity ratio						15.00%
Second credit line [Member]
Debt Instrument [Line Items]
Short-term credit line			$ 3,000					$ 4,500
Line of Credit Facility, Interest Rate During Period			3.75%
TAT Industries [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 3,700
Long term debt, interest rate				6.65%
Long-term debt, interest rate above LIBOR				0.90%
Long-term debt, frequency of payment				equal monthly installment as of April 2022 through March 2029.
TAT Industries [Member] | Commercial Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 5,000
Long-term debt, frequency of payment		maturity date of December 2031		maturity date of March 2024	maturity date of February 2024 carry an interest of WSJP+0.1%
Short-term credit line					$ 7,000
Line of Credit Facility, Interest Rate During Period		4.20%		2.90%
Debt service coverage ratio						115.00%
Minimum debt service coverage ratio						1
TAT Industries [Member] | Guaranteed by Israeli government [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 6,300
Long term debt, interest rate						7.25%
Long-term debt, interest rate above LIBOR						1.50%
Long-term debt, frequency of payment						equal monthly installments as of April 2021 through February 2031.
Short-term credit line						$ 1,200
TAT Industries [Member] | Guaranteed by Israeli government [Member] | Machinary Finance Loans [Member]
Debt Instrument [Line Items]
Long term debt, interest rate						6.65%
Us Subsidiaries [Member]
Debt Instrument [Line Items]
Short-term credit line						$ 17,000
Amount of tangible net worth covenant changed						$ 30,000
Us Subsidiaries [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Terms of line of credit facility				2 years
Us Subsidiaries [Member] | Line of Credit [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Short-term credit line							$ 7,000
Us Subsidiaries [Member] | Maximum [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period	65.00%
Us Subsidiaries [Member] | Minimum [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period	55.00%